Accruals and Other Payables - Schedule of Accruals and Other Payables (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Accruals and Other Payables [Abstract]
Accrued staff costs	$ 98,171	$ 55,634
Accrued professional fees		171,556
Payables for rental of server		4,492
Others		13,351
Total	$ 98,171	$ 245,033